Provisions for legal proceedings and contingent liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Provisions For Legal Proceedings And Contingent Liabilities
Claims with probable chance of loss and contingent liabilities
		-
		2022	2021
Labor claims	(a)	212,657	268,758

Tax claims	(b)
IR and CSL		51,756	61,946
PIS and COFINS		311,433	299,202
ICMS		348,544	331,094
Other tax claims		24,160	22,857
		735,893	715,099

Corporate claims		103,387	94,826

Civil claims and other		119,561	75,147

		1,171,498	1,153,830

Schedule of changes in claims with probable chance of loss

				Civil claims
	Labor claims	Tax claims	claims	and other	Total

December 31, 2020	280,066	692,735	126,057	52,229	1,151,087

Additions, inflation adjustments and exchange variation	172,574	46,849	14,357	76,111	309,891
Payments	(70,968)	(3,659)	(40,109)	(2,770)	(117,506)
Reversals (*)	(112,914)	(20,826)	(5,479)	(50,423)	(189,642)

December 31, 2021	268,758	715,099	94,826	75,147	1,153,830

Additions, monetary adjustments and exchange variation	128,682	60,627	9,048	76,227	274,584
Payments	(57,750)	(8,792)	-	(3,243)	(69,785)
Reversals (*)	(127,033)	(31,041)	(487)	(28,570)	(187,131)
					-
December 31, 2022	212,657	735,893	103,387	119,561	1,171,498

(*)	A provision reversal occurs when the probability of loss or the value attributed to the lawsuit changes, or the suit is closed with a cash disbursement lower than the provisioned amount.

Schedule of claims with probable chance of loss

	Note	2022	2021

Tax claims	(a)	18,270,680	17,224,429
Civil claims - Alagoas	26	5,489,479	2,614,344
Civil claims - Other	(b)	786,441	737,083
Labor claims	(c)	605,546	763,555
Environmental claims	(d)	639,880	571,057
Social security claims	(e)	515,506	398,783
Other lawsuits	(f)	380,862	337,807
Total		26,688,394	22,647,058